Retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Allocated Service Cost	$ 125	$ 86	$ 71
Defined Contribution Plan, Cost Recognized	5	4	4
Other Postretirement Benefit Expense	$ 3	$ 4	$ 4